Property and Equipment	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property and Equipment

NOTE 4 – PROPERTY AND EQUIPMENT

Property and Equipment consist of the following:

	December 31, 2013	December 31, 2012
Construction in progress	$-	$1,104,192
Land	109,108	109,108
Office equipment	63,367	63,367
Furniture and fixtures	44,806	44,806
	217,281	1,321,473
Accumulated depreciation	(106,041)	(103,159)
	$111,240	$1,218,314

Depreciation expense for the years ended December 31, 2013 and 2012 and for the period from inception to December 31, 2013 was $2,882, $14,909, and $106,398, respectively.

During the year ended December 31, 2013, the Company invested approximately $58,000 in construction activities at our Fulton Project, compared with $45,500 in 2012 net of DOE reimbursements.

Asset Impairments

In light of the no-go decision by the DOE on December 23, 2013 (Note 3) which discontinued funding under Award 2, the Company determined that the construction-in-progress related to the Fulton Project within property and equipment was impaired. The Company made this determination on the basis that without the availability of funding from the DOE as both a source of funds for the project and as an incentive to potential debt or equity investors since the DOE funds were to cover a substantial portion of construction costs, the probability of completion of the Fulton Project has become remote. In addition there are no other sources of financing currently committed to the project. Accordingly, without the funding necessary to finish the Fulton Project, the future cash flows from the asset are less than the carrying value and a full impairment of $1,162,148 was deemed necessary. The impairment charge is reflected on the statement of operations as an impairment of property and equipment.

Purchase of Lancaster Land

On November 9, 2007, the Company purchased approximately 10 acres of land in Lancaster, California for approximately $109,000, including certain site surveying and other acquisition costs. The Company originally intended to use the land for the construction of their first cellulosic ethanol refinery plant. The Company is now considering using this land for a facility to produce products other than cellulosic ethanol, such as higher value chemicals that would yield fuel additives that that could improve the project economics for a smaller facility.